Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income from continuing operations	$ (528,468)	$ (4,141,618)	$ (13,554,510)
Adjustments to reconcile net (loss)/income from operations to net cash (used in) / provided by operating activities
Depreciation and amortization	5,264	4,655	4,496
Amortization of debt discount and deferred financing cost			3,237,616
Impairment loss on intangible assets			6,506,969
Impairment loss on receivables from YR TV Station		3,345,284	680,000
Premium paid on redemption of debenture payable			2,281,162
Increase/(decrease) in assets and liabilities
Other receivable and prepaid expense	(56,696)	66,346	101,364
Accounts payable			(5,881)
Accrued liabilities	(93,774)	107,442	(274,811)
Accrued interest	85,233		193,900
Taxes payable			(506)
Net cash (used in)/provided by operating activities	(588,441)	(617,891)	(830,201)
CASH FLOWS FROM INVESTING ACTIVITIES
Other payable to TV Station			(11,606,673)
Proceeds from disposal of subsidiaries	111,368	2,259,728	19,884,341
Net cash provided by investing activities	111,368	2,259,728	8,277,668
CASH FLOWS FROM FINANCING ACTIVITIES
Convertible debentures payable			(11,000,000)
Redemption of Preferred Stock	(1,000,000)	(1,575,000)	(8,735,497)
Dividends paid			(571,111)
Net cash used in financing activities	(1,000,000)	(1,575,000)	(20,306,608)
EXCHANGE RATE EFFECT ON CASH	22,420	45,167	(31,630)
NET INCREASE/(DECREASE) IN CASH	(1,477,073)	66,837	(12,859,141)
CASH - BEGINNING OF PERIOD	2,117,731	2,005,727	14,896,498
CASH - END OF PERIOD	663,078	2,117,731	2,005,727
Cash paid during the period for:
Interest
Income taxes		14	796
Non-cash investing and financing activities:
Consideration for extinguishment of convertible notes liability paid in the form of common share			983,400
Issuance of common shares in satisfaction of dividend payables			$ 299,282